Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent	3.00%
Maximum annual contribution per employee, percent	50.00%
Employers maximum additional match, percentage	2.00%
Employers matching contribution, annual vesting percentage	4.00%
Defined Contribution Plan, Cost Recognized	$ 1,800,000	$ 1,700,000	$ 1,300,000
Company's cash contribution to deferred compensation plans	100,000	100,000	100,000
Noncontributory Defined Benefit Multi-Employer Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan expense	$ 600,000	$ 600,000	$ 500,000